IMPAIRMENTS - Narrative (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 14, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 2,090
Impairment in share of profit from equity accounted investees (Note 12)			314	$ 0
Equity Accounted Investees
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			1,591
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			142
Property, Plant & Equipment (Note 10)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			357
Jordan Cove
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 349	349
Impairment of investment in equity accounted investees, net		258
Land		21	21
Jordan Cove | Equity Accounted Investees
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			0
Jordan Cove | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			5
Jordan Cove | Property, Plant & Equipment (Note 10)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 344
Ruby Blocker LLC
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		1,400
Impairment of investment in equity accounted investees, net		1,000
Ruby Blocker LLC | Equity Accounted Investees
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 1,300
After-tax discount rate		8.00%	8.00%	800.00%
Ruby Blocker LLC | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 139
CKPC
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment in share of profit from equity accounted investees (Note 12)	$ 314
CKPC | Equity Accounted Investees
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	323
Impairment of investment in equity accounted investees, net	$ 252